Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues:
Number of Operating Segments | segment	3	3
Total segment revenues	¥ 140,791,683	$ 20,412,875	¥ 173,827,382	¥ 141,736,152
Adjusted EBITA:
Total Adjusted EBITA	(12,769,133)		(19,173,080)	(8,380,705)
Sharebased compensation expenses	(3,424,049)	(496,440)	(24,654,583)	(3,413,292)
Amortization of intangible assets	(1,631,280)		(1,824,762)	(1,993,945)
Impairment of goodwill and intangible assets acquired from business combination			(2,789,321)
Loss from operations	(17,824,462)	$ (2,584,304)	(48,441,746)	(13,787,942)
Amortization expenses in connection with business combinations	1,561,239		1,799,508	1,977,400
China Mobility
Revenues:
Total segment revenues	125,930,620		160,520,747	133,645,113
Adjusted EBITA:
Total Adjusted EBITA	(1,449,926)		6,129,122	3,959,902
International
Revenues:
Total segment revenues	5,863,123		3,622,366	2,333,113
Adjusted EBITA:
Total Adjusted EBITA	(4,024,455)		(5,787,976)	(3,533,836)
Other Initiatives
Revenues:
Total segment revenues	8,997,940		9,684,269	5,757,926
Adjusted EBITA:
Total Adjusted EBITA	¥ (7,294,752)		¥ (19,514,226)	¥ (8,806,771)